Cash Flow Information (Details) - Supplemental Cash Flow Information (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Interest		$ 127,062
Income taxes paid	41,567	24,817
Income taxes (received)	$ (25,539)